UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: March 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST
E.I.I. Realty Securities Fund
Schedule of Investments (Unaudited)
March 31, 2017
	Shares	Fair Value

REAL ESTATE INVESTMENT TRUSTS (REITS) - 98.5%

Apartments - 17.5%
American Campus Communities, Inc.	15,100	718,609
Equity Residential	18,800	1,169,736
Essex Property Trust, Inc.	3,700	856,661
Mid-America Apartment Communities, Inc.	7,078	720,116
Total Apartments (Cost $3,169,431)		3,465,122

Data Centers - 2.4%
Digital Realty Trust, Inc.	4,500	478,755
Total Data Centers (Cost $422,342)		478,755

Diversified - 5.8%
Equinix, Inc.	2,050	820,758
Forest City Realty Trust, Inc.	14,700	320,166
Total Diversified (Cost $1,037,676)		1,140,924

Healthcare - 11.3%
Care Capital Properties, Inc.	17,400	467,538
Ventas, Inc.	14,850	965,844
Welltower, Inc.	11,400	807,348
Total Healthcare (Cost $1,978,276)		2,240,730

Hotels & Lodging - 5.6%
FelCor Lodging Trust, Inc.	54,500	409,295
Host Hotels & Resorts, Inc.	37,800	705,348
Total Hotels & Lodging (Cost $1,047,378)		1,114,643

Industrial - 7.0%
First Industrial Realty Trust, Inc.	31,100	828,193
Liberty Property Trust	14,500	558,975
Total Industrial (Cost $1,426,343)		1,387,168

Office Property - 12.6%
Brandywine Realty Trust	35,800	581,034
Kilroy Realty Corp.	11,800	850,544
Paramount Group, Inc.	33,500	543,035
SL Green Realty Corp.	5,000	533,100
Total Office Property (Cost $2,448,651)		2,507,713

Regional Malls - 10.4%
General Growth Properties, Inc.	39,100	906,338
Simon Property Group, Inc.	5,500	946,165
Taubman Centers, Inc.	3,100	204,662
Total Regional Malls (Cost $1,546,315)		2,057,165

Shopping Centers - 8.6%
Federal Realty Investment Trust	7,700	1,027,950
Regency Centers Corp	2,000	132,780
Retail Properties of America, Inc.	37,700	543,634
Total Shopping Centers (Cost $1,762,334)		1,704,364

Single Tenant - 9.7%
National Retail Properties, Inc.	11,000	479,820
Spirit Realty Capital, Inc.	65,800	666,554
Store Capital Corp.	33,000	788,040
Total Single Tenant (Cost $2,008,413)		1,934,414

E.I.I. REALTY SECURITIES TRUST
E.I.I. Realty Securities Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2017
	Shares	Fair Value

Storage - 7.6%
Extra Space Storage, Inc.	12,900	$ 959,631
Life Storage, Inc.	6,800	558,416
Total Storage (Cost $1,678,198)		1,518,047

Total Real Estate Investment Trusts (REITS) (Cost $18,525,357)		19,549,045

SHORT-TERM INVESTMENTS (UNITED STATES) - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.54%	251,693	251,693
Total Short-Term Investments (United States) (Cost $251,693)		251,693

Total Investments - 99.8% (Cost $18,777,050)		$ 19,800,738
Other Assets In Excess of Liabilities - 0.2%		47,934
Net Assets - 100.0%		$ 19,848,672

E.I.I. REALTY SECURITIES TRUST
E.I.I. International Property Fund
Schedule of Investments (Unaudited)
March 31, 2017
	Shares	Fair Value

COMMON STOCK - 38.4%

Finland - 1.3%
Citycon OYJ	52,700	$ 124,809
Total Finland (Cost $124,640)		124,809

Germany - 5.4%
ADO Properties SA	2,700	96,838
Deutsche Wohnen AG	10,300	339,146
TLG Immobilien AG	5,300	103,271
Total Germnay (Cost $530,110)		539,255

Hong Kong - 9.2%
China Overseas Land & Investment Ltd.	76,656	218,975
China Resources Land Ltd.	29,400	79,444
Sun Hung Kai Properties Ltd.	41,311	607,054
Total Hong Kong (Cost $1,005,850)		905,473

Japan - 12.0%
Mitsubishi Estate Co., Ltd.	30,000	547,022
Mitsui Fudosan Co., Ltd.	16,700	356,111
Nomura Real Estate Holdings, Inc.	3,500	55,771
Sumitomo Realty & Development Co., Ltd.	8,600	222,937
Total Japan (Cost $1,680,114)		1,181,841

Singapore - 5.2%
CapitaLand Ltd.	57,900	150,250
City Developments Ltd.	4,200	30,625
Hongkong Land Holdings Ltd.	42,900	329,901
Total Singapore (Cost $446,706)		510,776

South Korea - 0.9%
Shinsegae, Inc.	500	85,398
Total South Korea (Cost $99,886)		85,398

Sweden - 2.6%
Castellum AB	11,300	149,815
Fabege AB	6,600	104,959
Total Sweden (Cost $254,140)		254,774

United Kingdom - 1.8%
Grainger PLC	44,900	138,444
St Modwen Properties PLC	10,500	42,755
Total United Kingdom (Cost $201,048)		181,199

Total Common Stock (Cost $4,342,494)		3,783,525

REAL ESTATE INVESTMENT TRUSTS (REITS) - 60.3%

Australia - 13.2%
Scentre Group	152,400	499,500
Stockland	86,305	305,948
Westfield Corp.	72,500	491,864
Total Australia (Cost $1,374,180)		1,297,312

Canada - 7.0%
Allied Properties Real Estate Investment Trust	9253	251,112
Boardwalk Real Estate Investment Trust	3410	120,953
RioCan Real Estate Investment Trust	16,255	320,247
Total Canada (Cost $650,410)		692,312

E.I.I. REALTY SECURITIES TRUST
E.I.I. International Property Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2017
		Shares	Fair Value

France - 3.4%
Gecina SA		1300	$ 176,406
Klepierre		4181	162,622
Total France (Cost $357,501)			339,028

Hong Kong - 5.7%
Link Real Estate Investment Trust		80,300	562,612
Total Hong Kong ( Cost $457,848)			562,612

Ireland - 1.0%
Green Real Estate Investment Trust PLC		69,100	100,254
Total Ireland (Cost $118,027)			100,254

Japan - 10.4%
Activia Properties, Inc.		48	228,941
Advance Residence Investment Corp.		20	54,702
Invincible Investment Corp.		337	135,611
Japan Real Estate Investment Corp.		49	259,679
Nippon Building Fund, Inc.		64	350,094
Total Japan (Cost $1,187,088)			1,029,027

Netherlands - 4.9%
Eurocommercial Properties NV		2,000	71,721
Unibail-Rodamco SE		1,750	409,038
Total Netherlands (Cost $509,932)			480,759

Singapore - 3.1%
Ascendas Real Estate Investment Trust		75,700	136,372
Keppel Real Estate Investment Trust		221,700	166,412
Total Singapore (Cost $288,901)			302,784

Spain - 3.2%
Axiare Patrimonio Socimi SA		5,800	86,562
Merlin Properties Socimi SA		20,761	232,110
Total Spain (Cost $331,348)			318,672

United Kingdom - 8.4%
Great Portland Estates PLC		23,261	189,872
Hansteen Holdings PLC		25,000	37,430
Land Securities Group PLC		13,400	177,794
Segro PLC		42,360	242,119
UNITE Group PLC/The		23,200	185,013
Total United Kingdom (Cost $864,580)			832,228

Total Real Estate Investment Trusts (REITS) (Cost $6,139,815)			5,954,988

SHORT-TERM INVESTMENTS (UNITED STATES) - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.54% **		218,017	218,017
Total Short Term Investment (United States) (Cost $218,017)			218,017

Total Investments - 100.9% (Cost $10,700,326)			$ 9,956,530
Liabilities In Excess of Other Assets - (0.9) %			(86,010)
Net Assets - 100.0%			$ 9,870,520

Sector Diversification	% of Net Assets	Fair Value
Real Estate	97.49%	$ 9,622,490
Consumer Cyclicals	1.18%	116,023
Short-Term Investments	2.21%	218,017
Total Investments	100.88%	9,956,530
Other Assets in Excess of Liabilities	(0.88)%	(86,010)
Net Assets	100.00%	$ 9,870,520

** Money market fund; interest rate reflects seven-day effective yield on Macrh 31, 2017.

E.I.I. REALTY SECURITIES TRUST
E.I.I. Global Property Fund
Schedule of Investments (Unaudited)
March 31, 2017
	Shares	Fair Value

COMMON STOCK - 17.5%

Finland - 0.6%
Citycon OYJ	3,500	$ 8,289
Total Finland (Cost $8,382)		8,289

Germany - 2.9%
Deutsche Wohnen AG	1,050	34,573
TLG Immobilien AG	200	3,897
Total Germany (Cost $ 38,186)		38,470

Hong Kong - 4.3%
China Overseas Land & Investment Ltd.	5,900	16,854
Sun Hung Kai Properties Ltd.	2,800	41,145
Total Hong Kong (Cost $55,791)		57,999

Japan - 6.5%
Mitsubishi Estate Co., Ltd.	2,300	41,938
Mitsui Fudosan Co., Ltd.	1,300	27,721
Sumitomo Realty & Development Co., Ltd.	700	18,146
Total Japan (Cost $93,889)		87,805

Sweden - 0.7%
Fabege AB	600	9,542
Total Sweden (Cost $8,434)		9,542

Singapore - 1.5%
CapitaLand Ltd	3,100	8,045
Hongkong Land Holdings Ltd.	1,600	12,304
Total Singapore (Cost $17,798)		20,349

United Kingdom - 1.0%
St Modwen Properties PLC	1,100	4,479
Grainger PLC	3,000	9,250
Total United Kingdom (Cost $14,137)		13,729
Total Common Stock (Cost $236,617)		236,183

REAL ESTATE INVESTMENT TRUSTS (REITS) - 86.1%

Australia - 7.3%
Scentre Group	10,800	35,398
Stockland	6,886	24,411
Westfield Corp	5,700	38,671
Total Australia (Cost $98,293)		98,480

Canada - 1.2%
RioCan Real Estate Investment Trust	777	15,308
Total Canada (Cost $16,404)		15,308

E.I.I. REALTY SECURITIES TRUST
E.I.I. Global Property Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2017
	Shares	Fair Value

France - 2.0%
Gecina SA	100	$ 13,570
Klepierre	346	13,458
Total France (Cost $24,596)		27,028

Hong Kong - 3.5%
Link Real Estate Imvestment Trust	6,800	47,643
Total Hong Kong (Cost $40,867)		47,643

Ireland - 0.6%
Green Real Estate Investment PLC	5,400	7,835
Total Ireland (Cost $8,789)		7,835

Japan - 4.6%
Activia Properties, Inc.	4	19,078
Invincible Investment Corp.	27	10,865
Japan Real Estate Investment Corp.	2	10,599
Nippon Building Fund, Inc.	4	21,881
Total Japan (Cost $70,568)		62,423

Netherland - 1.8%
Unibail Rodamco SE	105	24,542
Total Netherland (Cost $25,485)		24,542

Singapore - 1.4%
Ascendas Real Estate Investment Trust	3700	6,666
Keppel Real Estate Investment Trust	16,500	12,385
Total Singapore (Cost $18,287)		19,051

Spain - 1.2%
Merlin Properties Socimi SA	1,521	17,005
Total Spain (Cost $16,433)		17,005

United Kingdom - 4.3%
Great Portland Estates PLC	1,320	10,775
Hansteen Holdings PLC	3,100	4,641
Land Securities Group PLC	1,000	13,268
Segro PLC	3,000	17,147
UNITE Group PLC	1,500	11,962
Total United Kingdom (Cost $53,339)		57,793

United States - 58.2%
American Campus Communities Inc	750	35,693
Boston Properties Inc	210	27,806
Brandywine Realty Trust	1,600	25,968
DiamondRock Hospitality Co	800	8,920
Equity Residential	900	55,998
Essex Property Trust Inc	180	41,675
Extra Space Storage Inc	475	35,335
Federal Realty Investment Trust	200	26,700
FelCor Lodging Trust Inc	2,200	16,522
First Industrial Realty Trust Inc	1,475	39,279
GGP Inc	1,600	37,088
Host Hotels & Resorts Inc	1,200	22,392
Kilroy Realty Corp	575	41,446

E.I.I. REALTY SECURITIES TRUST
E.I.I. Global Property Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2017
	Shares	Fair Value

United States - 58.2% (Continued)
Liberty Property Trust	1,050	$ 40,478
Mid-America Apartment Communities Inc	290	29,505
National Retail Properties Inc	975	42,529
Paramount Group Inc	950	15,399
Realty Income Corp	500	29,765
Retail Properties of America Inc	2,200	31,724
Simon Property Group Inc	182	31,309
STORE Capital Corp	1,150	27,462
Taubman Centers Inc	425	28,059
Ventas Inc	675	43,902
Welltower Inc	725	51,345
Total United States (Cost $756,874)		786,299
Total Real Estate Investment Trusts (REITS) (Cost $1,129,935)		1,163,407

SHORT-TERM INVESTMENTS (UNITED STATES) - 1.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.54% **	16,441	16,441
Total Short Term Invesmtent (United States) (Cost $16,441)		16,441

Total Investments - 104.8% (Cost $1,382,993)		$ 1,416,031
Liabilities In Excess of Other Assets - (4.8) %		(64,122)
Net Assets - 100.0%		$ 1,351,909

** Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

E.I.I. REALTY SECURITIES TRUST
Notes to the Quarterly Schedule of Investments (Unaudited)
March 31, 2017
A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the NewYork Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated day to day fair valuation of each Fund’s portfolio securities to the Adviser/Administrator using methods approved by the Fund’s Board. Gemini Fund Services, LLC, which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities consistent with the Board approved methods. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

FairValue Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of Macrh 31, 2017:

E.I.I. REALTY SECURITES FUND	Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities *	$ 19,800,738	$ -	$ -	$ 19,800,738
Total	$ 19,800,738	$ -	$ -	$ 19,800,738

E.I.I. REALTY SECURITIES TRUST
Notes to the Quarterly Schedule of Investments (Unaudited) (Continued)
March 31, 2017
E.I.I. INTERNATIONAL PROPERTY FUND	Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Britain	$ 181,199	$ 181,199	$ -	$ -
Finland	124,809	124,809	-	-
Germany	539,255	539,255	-	-
Hong Kong	1,235,374	1,235,374	-	-
Japan	1,181,841	1,181,841	-	-
Singapore	180,875	180,875	-	-
South Korea	85,398	85,398	-	-
Sweden	254,774	254,774	-	-
Real Estate Investment Trusts:
Australia	1,297,312	1,297,312	-	-
Britain	832,228	832,228	-	-
Canada	692,312	692,312	-	-
France	748,066	748,066	-	-
Hong Kong	562,612	562,612	-	-
Ireland	100,254	100,254	-	-
Japan	1,029,027	1,029,027	-	-
Netherlands	71,721	71,721	-	-
Singapore	302,784	302,784	-	-
Spain	318,672	318,672	-	-
Short-Term Investments	218,017	218,017	-	-
Total	$ 9,956,530	$ 9,956,530	$ -	$ -

E.I.I. GLOBAL PROPERTY FUND	Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Britain	$ 13,729	$ 13,729	$ -	$ -
Finland	8,289	8,289	-	-
Germany	38,470	38,470	-	-
Hong Kong	70,303	70,303	-	-
Japan	87,805	87,805	-	-
Sweden	9,542	9,542	-	-
Singapore	8,045	8,045	-	-
Real Estate Investment Trusts:
Australia	98,480	98,480	-	-
Britain	57,793	57,793	-	-
Canada	15,308	15,308		-
France	27,028	27,028	-	-
Hong Kong	47,643	47,643	-	-
Ireland	7,835	7,835	-	-
Japan	62,423	62,423	-	-
Netherland	24,542	24,542	-	-
Singapore	19,051	19,051	-	-
Spain	17,005	17,005	-	-
United States	787,259	787,259	-	-
Short-Term Investments	16,441	16,441	-	-
Total	$ 1,416,991	$ 1,416,991	$ -	$ -

* See Schedule of Investments for industry sector breakouts.
Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

E.I.I. REALTY SECURITIES TRUST
Notes to the Quarterly Schedule of Investments (Unaudited) (Continued)
March 31, 2017

Foreign Currency Translation - Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2017 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$ 18,858,569	$ 1,547,301	$ (605,132)	$ 942,169
E.I.I. International Property Fund	11,394,899	293,818	(1,732,187)	(1,438,369)
E.I.I. Global Property Fund	2,139,054	79,721	(801,784)	(722,063)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    EII Realty Securities Trust

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date   05/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date   05/23/2017

By (Signature and Title)*    /s/ Michael J. Meagher

 Michael J. Meagher, Treasurer

 (principal financial officer)

Date   05/23/2017

.